Business Acquisitions (Details) - USD ($)													1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 16, 2022	Dec. 09, 2022	Oct. 31, 2022	Aug. 12, 2022	Jul. 29, 2022	Jun. 30, 2022	Jun. 15, 2022	May 18, 2022	Mar. 22, 2022	Mar. 15, 2022	Jan. 14, 2022	Oct. 07, 2021	Aug. 20, 2021	Jan. 25, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 16, 2020
Business Acquisitions (Details) [Line Items]
Stock Purchase														100.00%
Issued and outstanding														$ 1,505,000						$ 430
Owned subsidiary														1,300,000
Loans														1,505,000
Cash consideration													$ 564,500
Exchange for the payment											$ 1,014,000						$ 4,158,214	$ 14,511,804	$ 2,658,500
Amortization expense															$ 49,595		$ 111,045	318,744	$ 18,343
Southern National Bank [Member]
Business Acquisitions (Details) [Line Items]
Loans														$ 2,383,400
Chiefland Animal Hospital [Member]
Business Acquisitions (Details) [Line Items]
Owned subsidiary													285,000
IVP Practice Holding Company, LLC. [Member]
Business Acquisitions (Details) [Line Items]
Owned subsidiary													279,500
Farmers National Bank [Member]
Business Acquisitions (Details) [Line Items]
Loans provided													$ 469,259
Pets & Friends Animal Hospital [Member]
Business Acquisitions (Details) [Line Items]
Exchange for the payment												$ 375,000
Business Combination Consideration Paid Through Bill In Sale												264,141
Combined acquisitions												535,500
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment												$ 630,000
Advanced Veterinary Care of Pasco [Member]
Business Acquisitions (Details) [Line Items]
Exchange for the payment																850,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment						$ 74,904
Exchange for the payment											1,014,000					1,014,000		850,000
Financed loan provided											$ 817,135
Payable due											Sep. 09, 2027
Due amount											$ 164,000
Interest rate											6.00%
Discount rate											25.00%
Lytle Veterinary Clinic [Member]
Business Acquisitions (Details) [Line Items]
Exchange for the payment										$ 662,469						1,342,469
Business Combination Consideration Paid Through Bill In Sale										780,000
Combined acquisitions										1,442,469
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment						46,563
Exchange for the payment																		1,342,469
Financed loan provided										$ 1,141,098
Payable due										Sep. 09, 2027
Due amount										$ 100,000
Interest rate										6.00%
Discount rate										25.00%
Southern Kern Veterinary Clinic [Member]
Business Acquisitions (Details) [Line Items]
Exchange for the payment									$ 1,500,000							2,000,000
Business Combination Consideration Paid Through Bill In Sale									500,000
Combined acquisitions									1,700,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment						76,862			$ 2,000,000
Exchange for the payment																		2,000,000
Bartow Animal Clinic [Member]
Business Acquisitions (Details) [Line Items]
Exchange for the payment								$ 1,055,000								1,305,000
Business Combination Consideration Paid Through Bill In Sale								350,000
Combined acquisitions								1,405,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment						96,984
Exchange for the payment								1,405,000										1,305,000
Financed loan provided								$ 969,000
Payable due								Sep. 09, 2027
Due amount								$ 100,000
Interest rate								6.00%
Discount rate								25.00%
Dietz Family Pet Hospital [Member]
Business Acquisitions (Details) [Line Items]
Exchange for the payment							$ 500,000									450,000
Combined acquisitions							500,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment						15,849
Exchange for the payment																		450,000
Financed loan provided							$ 382,500
Payable due							Sep. 09, 2027
Due amount							$ 50,000
Interest rate							6.00%
Discount rate							25.00%
Aberdeen Veterinary Clinic [Member]
Business Acquisitions (Details) [Line Items]
Exchange for the payment					$ 574,683											$ 524,683
Combined acquisitions					574,683
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment					30,882
Exchange for the payment																		$ 524,683
Financed loan provided					$ 445,981
Payable due					Sep. 09, 2027
Due amount					$ 50,000
Interest rate					6.00%
Discount rate					25.00%
All Breed Pet Care veterinary clinic [Member]
Business Acquisitions (Details) [Line Items]
Exchange for the payment				$ 952,000
Business Combination Consideration Paid Through Bill In Sale				1,200,000
Combined acquisitions				2,122,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment						70,013
Financed loan provided				$ 1,765,450
Payable due				Sep. 09, 2027
Due amount				$ 75,000
Interest rate				6.00%
Discount rate				25.00%
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Inventory						$ 20,000
Pony Express Veterinary Clinic [Member]
Business Acquisitions (Details) [Line Items]
Exchange for the payment			$ 2,608,652
Business Combination Consideration Paid Through Bill In Sale			500,000
Combined acquisitions			3,108,652
Financed loan provided			$ 2,853,314
Payable due			Sep. 09, 2027
Due amount			$ 200,000
Interest rate			6.00%
Discount rate			25.00%
Williamsburg Veterinary Clinic [Member]
Business Acquisitions (Details) [Line Items]
Exchange for the payment		$ 850,000
Combined acquisitions		850,000
Financed loan provided		$ 637,500
Payable due		Sep. 09, 2027
Due amount		$ 100,000
Interest rate		6.00%
Discount rate		25.00%
Old 41 Veterinary Clinic [Member]
Business Acquisitions (Details) [Line Items]
Exchange for the payment	$ 665,000
Business Combination Consideration Paid Through Bill In Sale	800,000
Combined acquisitions	1,465,000
Financed loan provided	$ 1,208,000
Payable due	Sep. 09, 2027
Due amount	$ 50,000
Interest rate	6.00%
Discount rate	25.00%